Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2010
Entity Registrant Name	HOST HOTELS & RESORTS, INC.
Entity Central Index Key	0001070750
HOST HOTELS & RESORTS, INC.
Trading Symbol	HST
HOST HOTELS & RESORTS L.P.
Entity Registrant Name	Host Hotels & Resorts L.P.
Entity Central Index Key	0001061937